ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2024
Accrued Liabilities [Abstract]
ACCRUED EXPENSES	NOTE 4:- ACCRUED EXPENSES
	December 31,
	2024	2023

Directors’ fees	$54	$34
Manufacturing and trials expenses	1,710	1,486
Advisors and legal expenses	140	148

	$1,904	$1,668